SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PUGET ENERGY - Condensed Balance Sheets (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011		Jun. 30, 2011	Dec. 31, 2010		Dec. 31, 2009
Other property and investments:
Goodwill	$ 1,656,513,000	$ 1,656,513,000			$ 1,656,513,000
Current assets:
Cash	16,133,000	37,235,000		22,872,000	36,557,000
Income taxes	9,661,000	11,553,000			76,183,000
Deferred income taxes	87,931,000	101,934,000			83,086,000
Total current assets	701,682,000	944,856,000			1,067,925,000
Long-term assets:
Other	82,334,000	180,753,000			130,920,000
Total assets	12,316,986,000	12,384,710,000			11,929,336,000		11,900,140,000
CAPITALIZATION AND LIABILITIES
Common equity	3,367,964,000	3,300,923,000			3,322,912,000
Long-term debt	1,834,000,000	1,793,000,000			1,490,000,000
Total capitalization	8,705,597,000	8,578,290,000			7,705,625,000
Current liabilities:
Interest	69,480,000	69,329,000			59,182,000
Unrealized loss on derivative instruments	277,246,000	327,089,000			273,100,000
Total current liabilities	831,565,000	1,001,294,000			1,430,712,000
Long-term liabilities:
Unrealized loss on derivative instruments	113,209,000	196,558,000			183,135,000
Total capitalization and liabilities	12,316,986,000	12,384,710,000			11,929,336,000
PUGET ENERGY
ASSETS
Investments in subsidiaries		3,314,195,000	[1]		3,063,356,000	[1]
Other property and investments:
Goodwill		1,656,513,000			1,656,513,000
Current assets:
Cash		6,224,000			237,000		119,000
Receivables from affiliates		30,291,000	[2]		23,509,000	[2]
Income taxes		0			14,069,000
Deferred income taxes		8,824,000			10,516,000
Total current assets		45,339,000			48,331,000
Long-term assets:
Deferred income taxes		117,110,000			71,967,000
Other		13,544,000			8,267,000
Total long-term assets		130,654,000			80,234,000
Total assets		5,146,701,000			4,848,434,000
CAPITALIZATION AND LIABILITIES
Common equity		3,300,923,000			3,322,912,000
Long-term debt		1,779,844,000			1,463,039,000
Total capitalization		5,080,767,000			4,785,951,000
Current liabilities:
Interest		13,525,000			4,480,000
Unrealized loss on derivative instruments		25,210,000			30,047,000
Total current liabilities		38,735,000			34,527,000
Long-term liabilities:
Unrealized loss on derivative instruments		27,199,000			27,956,000
Total long-term liabilities		27,199,000			27,956,000
Total capitalization and liabilities		$ 5,146,701,000			$ 4,848,434,000

[1]	Investment in subsidiaries for successor include Puget Energy business combination accounting adjustments under ASC 805 that are recorded at Puget Energy
[2]	Eliminated in consolidation.